Other Financial Liabilities	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other Financial Liabilities
19.	Other Financial Liabilities

Other financial liabilities as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Current
Derivatives liabilities	￦	85,786	69,872
Financial guarantee liabilities		63,962	59,940

	￦	149,748	129,812

Non-current
Derivatives liabilities	￦	37,110	85,638
Financial guarantee liabilities		44,199	28,467

	￦	81,309	114,105